Joint ventures	6 Months Ended
Jun. 30, 2024
Joint ventures [Abstract]
Joint ventures

25. Joint ventures

The nature of the activities of all the Lifezone’s joint ventures is trading in and operation of industrial scale the metals extraction and metals refining investments, which are seen as complementing the Lifezone’s operations and contributing to achieving the Lifezone’s overall strategy.

Details of each of Lifezone’s joint ventures at the end of the reporting period are as follows:

	Country of	Principal place of	Percentage of Ownership (%)
JV Equity Entities:	incorporation	Business	2024	2023
Kelltech Limited	Mauritius	Mauritius	50%	50%
Kelltechnology South Africa (RF) Proprietary Ltd	South Africa	South Africa	33%	33%
Kellplant Proprietary Ltd	South Africa	South Africa	33%	33%

Lifezone has a 50% interest in Kelltech Limited, a joint venture between Sedibelo Resources Limited and Lifezone Limited, pursuant to which Lifezone Limited granted an exclusive license to Kelltech Limited to use the Hydromet Technology in the Southern African Development Community (“SADC”), which is a regional economic community comprising 16 states; Angola, Botswana, Comoros, Democratic Republic of Congo, Eswatini, Lesotho, Madagascar, Malawi, Mauritius, Mozambique, Namibia, Seychelles, South Africa, United Republic of Tanzania, Zambia and Zimbabwe (the “SADC License Area” and the license is the “Kell License”). The Kell License relates to Lifezone Limited’s Hydromet Technology applicable to just precious metals projects and the SADC Licence Area.

Kelltech Limited owns 66.67% of KTSA and has further exclusively sub-licensed the Kell License to KTSA. The remaining 33.33% interest in KTSA is held by the Industrial Development Corporation of South Africa, a South African national development finance institution. Lifezone has an indirect 33.33% interest in KTSA.

Kellplant is a wholly owned subsidiary of KTSA with Lifezone having an indirect 33.33% interest in Kellplant. Kellplant plans to develop, own and operate a refinery at Sedibelo Resources Pilanesberg Platinum Mines operations in South Africa that will utilize Lifezone Limited’s Hydromet Technology to process and refine PGMs, other precious metals and base metals.

At the time of the release of this document, the development of the Hydromet refinery at Sedibelo Resources’ Pilanesberg Platinum Mines operations is on hold and will need to be rescoped following Sedibelo Resources’ decision to update its mine plan and re-scope the refinery to process its underground mining operations, which have not yet been developed.

Although Lifezone holds the joint ownership in these companies, Lifezone does not have ultimate control as all major decisions have to be agreed unanimously by all parties before they can be actioned. Management therefore considered it appropriate to account for these entities as joint ventures.

All joint ventures are accounted for using the equity method.

Lifezone has recognized its 50% share in Kelltech Limited share capital of $1,000, which is fully impaired.